Accounts Payable and Accrued Expenses (Details Textual) (USD $)	Sep. 30, 2013 ChargingStation	Apr. 03, 2013
Accounts Payable And Accrued Expenses Textual
Number of charging stations used as security for promissory note	28
Amount of promissory note to be paid in installment	$ 10,000	$ 25,000
Account payable to vendor	$ 66,141